Unaudited Interim Condensed Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Research and development expenses	$ 3,830	$ 4,294
Sales and marketing expenses	401	777
General and administrative expenses	2,104	2,936
Operating loss	6,335	8,007
Finance income	(652)	(4,558)
Finance expense	172	24
Loss before tax	5,855	3,473
Taxes on income
Total net loss	5,855	3,473
Items that will not be reclassified to profit or loss:
Exchange losses arising on translation to presentation currency	(432)	(2,235)
Total comprehensive loss	$ 6,287	$ 5,708
Weighted average number of ordinary shares (in Shares)	11,546,570	10,475,392
Basic loss per share (in Dollars per share)	$ (0.54)	$ (0.54)